S000035919 [Member] Investment Objectives and Goals - iShares U.S. Treasury Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® U.S. TREASURY BOND ETF Ticker: GOVTStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares U.S. Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds.